Schedule I Condensed Financial Information of Parent Company - Balance Sheets (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Current assets
Cash and cash equivalents	$ 1,523,879	$ 1,771,260
Short-term investments	1,715,446	1,847,120
Amounts due from subsidiaries and related parties, current	46	37
Prepaid expenses and other current assets	232,870	215,781
Total current assets	3,843,118	4,126,920
Long-term investments (including available-for-sale investments of $139,002 and $82,386 as of February 28, 2025 and 2026, respectively)	828,249	305,105
Long-term prepayments and other non-current assets	37,216	27,844
Total assets	5,936,289	5,503,067
Current liabilities
Amounts due to related parties, current	97	93
Total current liabilities	1,767,186	1,441,345
Total liabilities	2,162,603	1,736,669
Equity
Treasury stock	(20)
Additional paid-in capital	3,694,418	4,294,819
Statutory reserve	216,638	179,537
Accumulated deficit	(130,428)	(624,078)
Accumulated other comprehensive loss	(6,376)	(83,914)
Total TAL Education Group shareholders' equity	3,774,437	3,766,567
Total liabilities and equity	5,936,289	5,503,067
Class A common shares
Equity
Common shares	156	154
Class B common shares
Equity
Common shares	49	49
Parent Company
Current assets
Cash and cash equivalents	435,362	1,036,364
Short-term investments	1,275,552	1,510,867
Amounts due from subsidiaries and related parties, current	523,754	217,141
Prepaid expenses and other current assets	6,894	7,637
Total current assets	2,241,562	2,772,009
Long-term investments (including available-for-sale investments of $139,002 and $82,386 as of February 28, 2025 and 2026, respectively)	236,394	164,132
Investments in its subsidiaries, the VIEs and the VIEs' subsidiaries and schools	1,501,369	1,009,495
Long-term prepayments and other non-current assets	22	71
Total assets	3,979,347	3,945,707
Current liabilities
Total current liabilities	204,910	179,140
Total liabilities	204,910	179,140
Equity
Treasury stock	(20)
Additional paid-in capital	3,694,418	4,294,819
Statutory reserve	216,638	179,537
Accumulated deficit	(130,428)	(624,078)
Accumulated other comprehensive loss	(6,376)	(83,914)
Total TAL Education Group shareholders' equity	3,774,437	3,766,567
Total liabilities and equity	3,979,347	3,945,707
Parent Company | Related party
Current liabilities
Amounts due to related parties, current	188,465	178,397
Parent Company | Nonrelated Party
Current liabilities
Amounts due to related parties, current	16,445	743
Parent Company | Class A common shares
Equity
Common shares	156	154
Parent Company | Class B common shares
Equity
Common shares	$ 49	$ 49